FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2021
Financial Instruments [Abstract]
Disclosure of hedging instruments
The following table provides the partnership’s outstanding derivatives that are designated as cash flow hedges of variability in interest rates associated with forecasted fixed rate financings and existing variable rate debt as of June 30, 2021 and December 31, 2020:

(US$ Millions)	Hedging item	Notional	Rates	Maturity dates	Fair value
Jun. 30, 2021	Interest rate caps of US$ LIBOR debt	$9,155	2.5% - 5.5%	Jul. 2021 - Jun. 2024	$—
	Interest rate swaps of US$ LIBOR debt	2,380	1.0% - 2.6%	Nov. 2022 - Feb. 2024	(84)
	Interest rate caps of £ LIBOR debt	3,270	2.0% - 2.5%	Aug. 2021 - Dec. 2023	—
	Interest rate caps of £ SONIA debt	471	1.0%	Mar. 2025	2
	Interest rate caps of € EURIBOR debt	106	1.3%	Apr. 2022	—
	Interest rate caps of C$ LIBOR debt	240	2.0%	Oct. 2021	—
	Interest rate swaps of AUD BBSW/BBSY debt	436	0.8% - 1.6%	Apr. 2023 - Feb. 2026	(6)
Dec. 31, 2020	Interest rate caps of US$ LIBOR debt	$8,371	2.5% - 5.5%	May 2021 - Sep. 2023	$—
	Interest rate swaps of US$ LIBOR debt	2,380	1.0% -2.6%	Nov. 2022 - Feb. 2024	(112)
	Interest rate caps of £ LIBOR debt	3,198	2.0% - 2.5%	Jan. 2021 - Jan. 2022	—
	Interest rate caps of € EURIBOR debt	119	1.3%	Apr. 2021	—
	Interest rate caps of C$ LIBOR debt	189	3.0%	Oct. 2021 - Oct. 2022	—
	Interest rate swaps of AUD BBSW/BBSY debt	447	0.8% - 1.6%	Apr. 2023 - Apr. 2024	(11)
The following table provides the partnership’s outstanding derivatives that are designated as net investments of foreign subsidiaries or foreign currency cash flow hedges as of June 30, 2021 and December 31, 2020:

(US$ Millions)	Hedging item		Notional	Rates	Maturity dates	Fair value
Jun. 30, 2021	Net investment hedges		€110	€0.81/$ - €0.88/$	Sep. 2021 - Feb. 2023	$5
	Net investment hedges		£2,000	£0.71/$ - £0.86/$	Sep. 2021 - Dec. 2023	(35)
	Net investment hedges	A$	556	A$1.29/$ - A$1.45/$	Sep. 2021 - Jul. 2022	8
	Net investment hedges	C¥	853	C¥6.63/$ - C¥6.83/$	Sep. 2021 - Jun. 2023	—
	Net investment hedges	C$	153	C$1.23/$ - C$1.27/$	Mar. 2023 - Mar. 2024	(1)
	Net investment hedges	R$	1,160	R$4.98/$ - R$5.95/$	May 2023 - Sep. 2021	(9)
	Net investment hedges	₩	720,095	₩1,095.50/$ - ₩1,135.90/$	Jun. 2022 - Jun. 2023	5
	Net investment hedges	Rs	67,701	Rs76.35/$ - Rs86.71/$	Jan. 2022 - May. 2024	(3)
	Net investment hedges		£90	£0.91/€ - £0.91/€	Apr. 2022 - Apr. 2022	—
	Cross currency swaps of C$ LIBOR debt	C$	2,400	C$1.29/$ - C$1.38/$	Oct. 2021 - Jan. 2027	109
Dec. 31, 2020	Net investment hedges		€—	€0.87/$ - €0.88/$	Sep. 2021 - Sep. 2021	$1
	Net investment hedges		£201	£0.50/$ - £1.08/$	Mar. 2021 - Dec. 2021	5
	Net investment hedges	A$	240	A$1.34/$ - A$1.52/$	Jun. 2021 - Dec. 2021	3
	Net investment hedges	C¥	813	C¥4.02/$ - C¥7.43/$	Mar. 2021 - Sep. 2021	(11)
	Net investment hedges	R$	620	R$5.20/$ - R$5.20/$	Mar. 2021 - Mar. 2021	(3)
	Net investment hedges	₩	720,095	₩914.84/$ - ₩1,169.58/$	Mar. 2021 - Jun. 2022	(54)
	Net investment hedges	Rs	4,703	Rs76.28/$	Jun. 2021	(2)
	Net investment hedges		£90	£0.89/€ - £0.93/€	Apr. 2021 - Apr. 2021	—
	Cross currency swaps of C$ LIBOR debt	C$	2,400	C$0.81/$ - C$1.70/$	Oct. 2021 - Jan. 2027	66

Disclosure of other derivatives
The following table presents details of the partnership’s other derivatives, not designated as hedges for accounting purposes, that have been entered into to manage financial risks as of June 30, 2021 and December 31, 2020:

(US$ Millions)	Derivative type	Notional	Rates	Maturity dates	Fair value
Jun. 30, 2021	Interest rate caps	$3,594	3.5% - 4.5%	Sep. 2021 - Feb. 2027	$—
	Interest rate swaps on forecasted fixed rate debt	1,210	2.8% - 6.4%	Sep. 2021 - Jun. 2033	(253)
	Interest rate swaps of US$ debt	1,447	0.8% - 5.1%	Nov. 2022 - Mar. 2024	(21)
	Embedded derivative	—	—%	Aug. 2025 - Aug. 2026	28
Dec. 31, 2020	Interest rate caps	$3,560	3.0% - 5.0%	Jan. 2021 - Feb. 2027	$—
	Interest rate swaps on forecasted fixed rate debt	1,285	2.7% - 6.4%	Mar. 2021 - Jun. 2030	(308)
	Interest rate swaps of US$ debt	1,746	0.8% - 5.1%	Jun. 2021 - Mar. 2024	(32)
	Interest rate swaptions	350	2.0%	Mar. 2031 - Mar. 2031	—

Disclosure of financial assets
The following table outlines the classification and measurement basis, and related fair value for disclosures, of the financial assets and liabilities in the interim condensed consolidated financial statements:

		Jun. 30, 2021		Dec. 31, 2020
(US$ Millions)	Classification and measurement basis	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Loans and notes receivable	Amortized cost	$256	$256	$216	$216
Other non-current assets
Securities - FVTPL	FVTPL	1,760	1,760	1,612	1,612
Derivative assets	FVTPL	142	142	72	72
Securities - FVTOCI	FVTOCI	114	114	86	86
Restricted cash	Amortized cost	350	350	241	241
Current assets
Securities - FVTPL	FVTPL	—	—	107	107
Derivative assets	FVTPL	69	69	164	164
Accounts receivable(1)	Amortized cost	577	577	758	674
Restricted cash	Amortized cost	322	322	292	292
Cash and cash equivalents	Amortized cost	2,302	2,302	2,473	2,473
Total financial assets		$5,892	$5,892	$6,021	$5,937
Financial liabilities
Debt obligations(2)	Amortized cost	$55,281	$55,500	$54,717	$54,897
Capital securities	Amortized cost	1,936	1,936	2,170	2,170
Capital securities - fund subsidiaries	FVTPL	870	870	863	863
Other non-current liabilities
Accounts payable	Amortized cost	533	533	437	437
Derivative liabilities	FVTPL	304	304	272	272
Accounts payable and other liabilities
Accounts payable and other(3)	Amortized cost	1,932	1,932	2,110	2,110
Loans and notes payable	Amortized cost	3,227	3,227	1,062	1,062
Derivative liabilities	FVTPL	155	155	416	416
Total financial liabilities		$64,238	$64,457	$62,047	$62,227
(1)Includes other receivables associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $12 million and $5 million as of June 30, 2021 and December 31, 2020, respectively.
(2)Includes debt obligations associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of nil and $380 million as of June 30, 2021 and December 31, 2020, respectively.
(3)Includes accounts payable and other liabilities associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $4 million and $16 million as of June 30, 2021 and December 31, 2020, respectively.
The following table outlines financial assets and liabilities measured at fair value in the consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Jun. 30, 2021				Dec. 31, 2020
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Securities - FVTPL	$20	$113	$1,627	$1,760	$—	$123	$1,596	$1,719
Securities - FVTOCI	—	—	114	114	—	—	86	86
Derivative assets	—	211	—	211	—	236	—	236
Total financial assets	$20	$324	$1,741	$2,085	$—	$359	$1,682	$2,041

Financial liabilities
Capital securities - fund subsidiaries	$—	$—	$870	$870	$—	$—	$863	$863
Derivative liabilities	—	459	—	459	—	688	—	688
Total financial liabilities	$—	$459	$870	$1,329	$—	$688	$863	$1,551

Disclosure of financial liabilities
The following table outlines the classification and measurement basis, and related fair value for disclosures, of the financial assets and liabilities in the interim condensed consolidated financial statements:

		Jun. 30, 2021		Dec. 31, 2020
(US$ Millions)	Classification and measurement basis	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Loans and notes receivable	Amortized cost	$256	$256	$216	$216
Other non-current assets
Securities - FVTPL	FVTPL	1,760	1,760	1,612	1,612
Derivative assets	FVTPL	142	142	72	72
Securities - FVTOCI	FVTOCI	114	114	86	86
Restricted cash	Amortized cost	350	350	241	241
Current assets
Securities - FVTPL	FVTPL	—	—	107	107
Derivative assets	FVTPL	69	69	164	164
Accounts receivable(1)	Amortized cost	577	577	758	674
Restricted cash	Amortized cost	322	322	292	292
Cash and cash equivalents	Amortized cost	2,302	2,302	2,473	2,473
Total financial assets		$5,892	$5,892	$6,021	$5,937
Financial liabilities
Debt obligations(2)	Amortized cost	$55,281	$55,500	$54,717	$54,897
Capital securities	Amortized cost	1,936	1,936	2,170	2,170
Capital securities - fund subsidiaries	FVTPL	870	870	863	863
Other non-current liabilities
Accounts payable	Amortized cost	533	533	437	437
Derivative liabilities	FVTPL	304	304	272	272
Accounts payable and other liabilities
Accounts payable and other(3)	Amortized cost	1,932	1,932	2,110	2,110
Loans and notes payable	Amortized cost	3,227	3,227	1,062	1,062
Derivative liabilities	FVTPL	155	155	416	416
Total financial liabilities		$64,238	$64,457	$62,047	$62,227
(1)Includes other receivables associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $12 million and $5 million as of June 30, 2021 and December 31, 2020, respectively.
(2)Includes debt obligations associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of nil and $380 million as of June 30, 2021 and December 31, 2020, respectively.
(3)Includes accounts payable and other liabilities associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $4 million and $16 million as of June 30, 2021 and December 31, 2020, respectively.
The following table outlines financial assets and liabilities measured at fair value in the consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Jun. 30, 2021				Dec. 31, 2020
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Securities - FVTPL	$20	$113	$1,627	$1,760	$—	$123	$1,596	$1,719
Securities - FVTOCI	—	—	114	114	—	—	86	86
Derivative assets	—	211	—	211	—	236	—	236
Total financial assets	$20	$324	$1,741	$2,085	$—	$359	$1,682	$2,041

Financial liabilities
Capital securities - fund subsidiaries	$—	$—	$870	$870	$—	$—	$863	$863
Derivative liabilities	—	459	—	459	—	688	—	688
Total financial liabilities	$—	$459	$870	$1,329	$—	$688	$863	$1,551

Disclosure of fair value measurement of assets
The following table presents the partnership’s investment properties measured at fair value in the condensed consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined in Note 2(i), Summary of Significant Accounting Policies: Fair value measurement, in the consolidated financial statements as of December 31, 2020:

	Jun. 30, 2021				Dec. 31, 2020
			Level 3				Level 3
(US$ Millions)	Level 1	Level 2	Commercial properties	Commercial developments	Level 1	Level 2	Commercial properties	Commercial developments
Core Office
United States	$—	$—	$14,821	$505	$—	$—	$14,682	$411
Canada	—	—	4,842	65	—	—	4,721	381
Australia	—	—	2,341	459	—	—	2,366	365
Europe	—	—	2,600	273	—	—	2,526	173
Brazil	—	—	380	—	—	—	309	—
Core Retail	—	—	20,037	—	—	—	20,324	—
LP Investments
LP Investments- Office	—	—	8,352	743	—	—	7,946	781
LP Investments- Retail	—	—	2,238	—	—	—	2,538	—
Hospitality	—	—	89	—	—	—	84	—
Mixed-Use	—	—	3,042	—	—	—	3,096	—
Multifamily	—	—	2,018	—	—	—	2,442
Triple Net Lease	—	—	3,704	—	—	—	3,719
Student Housing	—	—	2,911	314	—	—	2,757	205
Manufactured Housing	—	—	3,453	—	—	—	2,784	—
Total	$—	$—	$70,828	$2,359	$—	$—	$70,294	$2,316
The following table presents the change in the balance of financial assets and financial liabilities accounted for at fair value categorized as Level 3 as of June 30, 2021 and December 31, 2020:

	Jun. 30, 2021		Dec. 31, 2020
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of period	$1,682	$863	$1,371	$922
Acquisitions	389	—	324	—
Dispositions	(43)	—	(10)	—
Fair value gains, net and OCI	166	7	(3)	(59)
Other(1)	(453)	—	—	—
Balance, end of period	$1,741	$870	$1,682	$863
(1) Includes the impact of consolidation of Hospitality Investors Trust in the current period. Refer to Note 5, Property, Plant and Equipment for further information.

Disclosure of fair value measurement of liabilities
The following table presents the change in the balance of financial assets and financial liabilities accounted for at fair value categorized as Level 3 as of June 30, 2021 and December 31, 2020:

	Jun. 30, 2021		Dec. 31, 2020
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of period	$1,682	$863	$1,371	$922
Acquisitions	389	—	324	—
Dispositions	(43)	—	(10)	—
Fair value gains, net and OCI	166	7	(3)	(59)
Other(1)	(453)	—	—	—
Balance, end of period	$1,741	$870	$1,682	$863
(1) Includes the impact of consolidation of Hospitality Investors Trust in the current period. Refer to Note 5, Property, Plant and Equipment for further information.